Annual Total Returns - BlackRock LifePath Dynamic 2060 Fund (Investor A Shares, Institutional Shares, Investor C Shares and Class R Shares) [BarChart] - Investor A Shares, Institutional Shares, Investor C Shares and Class R Shares - BlackRock LifePath Dynamic 2060 Fund - Institutional Shares
Apr. 30, 2021
Bar Chart Table:
Annual Return 2018	(8.64%)
Annual Return 2019	26.47%
Annual Return 2020	14.34%